United States
Securities And Exchange Commission
Washington, D.C.  20549


Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:   06/30/2009

Check here if Amendment [  ];   Amendment Number: ___________
  This Amendment (Check only one.):      [  ] is a restatement.
  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Yale Capital Corp.
Address: 111 Second Avenue NE Suite 503
         St. Petersburg,  FL  33701

Form 13F File Number:   28-11437

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting manger:

Name:    Catherine Cheshire
Title:   CCO
Phone:   727-823-0006

Signature, Place and Date of Signing:

Catherine Cheshire      St. Petersburg, Florida   	      7/20/2009
[Signature]                       [City,State]                 [Date]

Report Type (Check only one.):

[X]  13F Holdings Report.

[  ]  13F Notice.

[  ]  13F Combination Report.




Form 13F Summary Page



Report Summary:


Number of Other Included Managers:   0

Form 13F Information Table Entry Total:  159

Form 13F Information Table Value Total:  167521 (valuex1000)


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed.


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FORM 13F INFORMATION TABLE
													  Voting Authority
Name of Issuer				Title	CUSIP		Value 	SHRS/	SH/  Put/  Invest  Other Sole  Shared None
					Of			(x1000)	PRIN	PRN  call  Disc    Mana-
					Class							   gers
--------------------------------------------------------------------------------------------------------------------------
1/100 Berkshire Hathway        	       CL A	84670108	2,700	2430	SH	   Sole		2,700
3M Company 				COM	88579Y101 	5,661	340	SH	   Sole		5,661
99 Cents Only Stores 			COM	65440k106 	22,524	306	SH	   Sole		22,524
A T & T Corp New 			COM	00206R102 	28,470	707	SH	   Sole		28,470
Agree Realty Corp 			COM	8492100		16,605	304	SH	   Sole		16,605
Alliance Holdings GP           COM UNITS LP	01861G100 	13,910	267	SH	   Sole		13,910
Altria Group Inc 			COM	02209S103 	60,155	986	SH	   Sole		60,155
AmeriGas Partners  	  	UNIT LP INT	30975106	17,025	574	SH	   Sole		17,025
Anadarko Petroleum Corp 		COM	32511107	26,189	1189	SH	   Sole		26,189
Apache Corp 				COM	37411105	21,940	1583	SH	   Sole		21,940
Apple Computer Inc 			COM	37833100	2,741	390	SH	   Sole		2,741
Avon Products Inc 			COM	54303102	20,975	541	SH	   Sole		20,975
Baytex Energy 	 		 TRUST UNIT	73176109	58,795	990	SH	   Sole		58,795
Berkshire Hathaway  	     	       CL B	84670207	1,351	3912	SH	   Sole		1,351
Boardwalk Pipeline   	     UT LTD PARTNER	96627104	77,235	1744	SH	   Sole		77,235
Bt Group Plc Adr 			ADR	05577E101	10,100	170	SH	   Sole		10,100
Buckeye GP Holdings  	       COM UNITS LP	118167105	27,520	558	SH	   Sole		27,520
Buckeye Partners Uts  	      UNIT LTD PART	118230101	6,569	281	SH	   Sole		6,569
C H Robinson Worldwd        	    COM NEW	12541W209 	5,204	271	SH	   Sole		5,204
Centurytel Inc 				COM	156700106	29,290	899	SH	   Sole		29,290
Chevrontexaco Corp 			COM	166764100	13,170	873	SH	   Sole		13,170
Coca Cola Company 			COM	191216100	14,303	686	SH	   Sole		14,303
Cohen & Steers Select Fund 		COM	19248A109 	14,450	175	SH	   Sole		14,450
Conocophillips 				COM	20825C104 	5,783	243	SH	   Sole		5,783
Consolidated Edison Inc 		COM	209115104	6,715	251	SH	   Sole		6,715
Constellation Energy Co 		COM	210371100	14,550	387	SH	   Sole		14,550
Copano Energy Llc 	  	  COM UNITS	217202100	80,315	1289	SH	   Sole		80,315
Devon Energy Cp New 			COM	25179M103 	19,890	1084	SH	   Sole		19,890
Dover Corporation 			COM	260003108	14,410	477	SH	   Sole		14,410
Du Pont E I De Nemour&Co 		COM	263534109	12,370	317	SH	   Sole		12,370
Duke Energy Corporation 		COM	26441C105 	104,119	1519	SH	   Sole		104,119
Duncan Energy Ptnrs LP		  COM UNITS	265026104	14,085  228     SH	   Sole	        14,085
Eaton Corporation 			COM	278058102	8,045	359	SH	   Sole		8,045
Eli Lilly & Company 			COM	532457108	14,145	490	SH	   Sole		14,145
Emerson Electric Co 			COM	291011104	9,010	292	SH	   Sole		9,010
Enbridge Energy Mgmt  	      SHS UNITS LLI	29250X103 	36,089	1308	SH	   Sole		36,089
Enbridge Energy Ptnrs LP 		COM	29250R106 	104,677	4038	SH	   Sole		104,677
Energy Transfer Equity 	     COM UT LTD PTN	29273V100 	53,825	1366	SH	   Sole		53,825
Energy Transfer Partners    	 UT LTD PTN	29273R109 	141,920	5746	SH	   Sole		141,920
Enerplus Resources Fund    	UT TR G NEW	29274D604 	41,150	884	SH	   Sole		41,150
Entergy Corp New 	        	COM	29364G103 	2,730	212	SH	   Sole		2,730
Enterprise Grp Hldgs     	UNIT LP INT	293716106	36,925	928	SH	   Sole		36,925
Enterprise Prd Prtnrs LP 		COM	293792107	251,705	6278	SH	   Sole		251,705
Entertainment Props Tr       COM SH BEN INT	29380T105 	25,280	521	SH	   Sole		25,280
Equity Residential Props     	 SH BEN INT	29476L107 	116,512	2590	SH	   Sole		116,512
Europe 2001 HOLDRS 	     DEPOSITRY RCPT	29875G105 	14,500	761	SH	   Sole		14,500
Exxon Mobil Corporation 	 	COM	30231G102 	9,138	639	SH	   Sole		9,138
F P L Group Incorporated 		COM	302571104	5,721	325	SH	   Sole		5,721
Family Dollar Stores Inc 		COM	307000109	9,230	261	SH	   Sole		9,230
Ferrellgas Partners  	      UNIT LTD PART	315293100	228,324	3708	SH	   Sole		228,324
Finisar Corp 				COM	31787A101 	52,185	30	SH	   Sole		52,185
General Electric Company 		COM	369604103	61,773	724	SH	   Sole		61,773
Genesis Energy Lp 	      UNIT LTD PART	371927104	10,975	140	SH	   Sole		10,975
Goldman Sachs Group Inc 		COM	38141G104 	10,070	1485	SH	   Sole		10,070
Halliburton Co Hldg Co 			COM	406216101	16,130	334	SH	   Sole		16,130
HCP Inc. 				COM	40414L109 	12,875	273	SH	   Sole		12,875
Healthcare Realty Trust 		COM	421946104	27,332	460	SH	   Sole		27,332
Heinz H J Co 				COM	423074103	18,430	658	SH	   Sole		18,430
Inergy Holdings Lp 			COM	45661Q107 	17,120	703	SH	   Sole		17,120
Ingersoll Rand Co Cl A 	   	       CL A	G4776G101 	14,025	293	SH	   Sole		14,025
International Business Machine 		COM	459200101	2,690	281	SH	   Sole		2,690
iShares Dow Jones    	     DJ SEL DIV INX	464287168	8,610	304	SH	   Sole		8,610
iShares FTSE/Xinhua  	     FTSE XNHUA IDX	464287184	9,050	347	SH	   Sole		9,050
iShares MSCI Brazil     	MSCI BRAZIL	464286400	3,831	203	SH	   Sole		3,831
iShares MSCI EAFE     	      MSCI EAFE IDX	464287465	29,476	1350	SH	   Sole		29,476
iShares MSCI HK      	     MSCI HONG KONG	464286871	24,090	331	SH	   Sole		24,090
iShares MSCI Japan       	 MSCI JAPAN	464286848	63,450	598	SH	   Sole		63,450
iShares MSCI Korea     	       MSCI S KOREA	464286772	8,940	311	SH	   Sole		8,940
iShares MSCI Mexico     	MSCI MEXICO	464286822	11,768	434	SH	   Sole		11,768
Ishares Pharmaceutical 	     DJ PHARMA INDX	464288836	5,175	240	SH	   Sole		5,175
iShares S&P Midcap/Grth      S&P MC 400 GRW	464287606	16,870	1052	SH	   Sole		16,870
iShares S&P Midcap/Val 	     S&P MIDCP VALU	464287705	41,280	2151	SH	   Sole		41,280
iShares S&P Smallcap/Gr      S&P SMLCP GROW	464287887	19,600	909	SH	   Sole		19,600
iShares S&P Smallcap/Val     S&P SMLCP VALU	464287879	28,498	1342	SH	   Sole		28,498
iShares Tr Gs Investop       IBOXX INV CPBD	461287242	3,215	322	SH	   Sole 	3,215
iShares Tr Lehman Tips 	      US TIPS BD FD	464287176	13,340	1356	SH	   Sole		13,340
Ishares Tr Russell 	     RUSL 2000 GROW	464287648	5,075	288	SH	   Sole		5,075
Ishares Tr S&P Smallcap      S&P SMLCAP 600	464287804	6,225	277	SH	   Sole		6,225
Ishares TRUST 		      HIGH YLD CORP	464288513	2,910	232	SH	   Sole		2,910
Jacobs Engineering Group         	COM	469814107	4,966	209	SH	   Sole		4,966
Johnson & Johnson 			COM	478160104	14,028	683	SH	   Sole		14,028
Johnson & Johnson 			COM	478160104	2,000	114	SH  Call   Sole		2,000
JP Morgan Chase & Co 			COM	46625H100 	47,723	1628	SH	   Sole		47,723
K Sea Transn Partners Lp 		COM	48268Y101 	42,690	837	SH	   Sole		42,690
Kinder Morgan Energy LP      UT LTD PARTNER	494550106	310,680	15882	SH	   Sole		310,680
Kinder Morgan Mgmt Llc 			SHS	49455U100 	36,518	1650	SH	   Sole		36,518
King Pharmaceuticals Inc 		COM	495582108	15,000	144	SH	   Sole		15,000
Kraft Foods Inc 		       CL A	50075N104 	13,529	343	SH	   Sole		13,529
Lauder Estee Co Inc Cl A 	       CL A	518439104	7,227	236	SH	   Sole		7,227
Linn Energy 		      UNIT LTD LIAB	536020100	270,810	5300	SH	   Sole		270,810
Loews Corporation 			COM	540424108	15,650	429	SH	   Sole		15,650
Lorillard Inc 				COM	544147101	3,885	263	SH	   Sole		3,885
Magellan Midstream Hldgs 	COM LP INTS	55907R108 	30,125	634	SH	   Sole		30,125
Magellan Midstream Ptnrs     COM UNIT RP LP	559080106	26,260	913	SH	   Sole		26,260
Markwest Energy Ptnr Lp      UNIT LTD PARTN	570759100	18,600	339	SH	   Sole		18,600
Mc Donalds Corp 			COM	580135101	9,720	444	SH	   Sole		9,720
Mc Donalds Corp 			COM	580135101	2,000	115	SH  Call   Sole		9,720
Metlife Inc 				COM	59156R108 	7,100	213	SH	   Sole		7,100
Morgan Stanley China Fund 		COM	617468103	8,315	263	SH	   Sole		8,315
Nationwide Health Propertys 		COM	638620104	57,685	1485	SH	   Sole		57,685
Natural Resource Ptnr LP 	COM UNIT LP	63900P103 	32,005	672	SH	   Sole		32,005
Nucor Corp 				COM	670346105	4,932	219	SH	   Sole		4,932
Nustar Energy Lp	           UNIT COM	67058H102	46,165	2494	sh	   Sole		46,165
NYSE Euronext				COM	629491101	9,265	252	SH	   Sole		9,265
Oneok Partners LP 	     UNIT LTD PARTN	68268N103 	105,610	4836	SH	   Sole		105,610
Oracle Corporation 			COM	68389X105 	9,728	208	SH	   Sole		9,728
Pengrowth Energy TRUST A 	TR UNIT NEW	706902509	41,520	328	SH	   Sole		41,520
Penn Virginia Gp Hldg Lp     COM UNIT R LIM	70788P105 	14,925	189	SH	   Sole		14,925
Penn Virginia Res Partners 		COM	707884102	293,160	3978	SH	   Sole		293,160
Penn West Energy TRUST 		    TR UNIT	707885109	46,777	595	SH	   Sole		46,777
Pfizer Incorporated 			COM	717081103	18,398	276	SH	   Sole		18,398
Philip Morris Intl Inc 			COM	718172109	15,895	693	SH	   Sole		15,895
Plains All American Pipeline UNIT LTD PARTN	726503105	119,990	5106	SH	   Sole		119,990
Plum Creek Timber Co 			COM	729251108	7,890	235	SH	   Sole		7,890
Powershs QQQ TRUST Ser 		 UNIT SER 1	73935A104 	8,212	299	SH	   Sole		8,212
Procter & Gamble 			COM	742718109	11,495	587	SH	   Sole		11,495
Provident Energy TRUST 		    TR UNIT	74386K104 	84,035	413	SH	   Sole		84,035
Public Storage Inc 			COM	74460D109 	4,145	271	SH	   Sole		4,145
Raytheon Company New 		    COM NEW	755111507	6,646	295	SH	   Sole		6,646
Realty Income Corp 			COM	756109104	11,557	253	SH	   Sole		11,557
Reynolds American Inc 			COM	761713106	19,770	764	SH	   Sole		19,770
Schlumberger Ltd 			COM	806857108	5,100	276	SH	   Sole		5,100
Sector Spdr Util Select       SBI INT-UTILS	81369Y886 	10,725	299	SH	   Sole		10,725
Spdr S&P China Etf 	      S&P CHINA ETF	78463X400 	5,975	363	SH	   Sole		5,975
Spectra Energy Corp 		 	COM	847560109	98,012	1658	SH	   Sole		98,012
Spectra Energy Partners 		COM	84756N109 	24,650	530	SH	   Sole		24,650
Stanley Works 				COM	854616109	6,325	214	SH	   Sole		6,325
Streetracks Gold TRUST 	   GOLD SHS DELETED	863307104	24,320	2217	SH	   Sole		24,320
Suncor Energy Inc 			COM	867229106	8,530	259	SH	   Sole		8,530
Sunoco Logistics Ptnr Lp 	  COM UNITS	86764L108 	6,635	360	SH	   Sole		6,635
Suntrust Banks Inc 			COM	867914103	11,950	197	SH	   Sole		11,950
T C Pipelines LP 	     UT COM LTD PRT	87233Q108 	184,016	6402	SH	   Sole		184,016
Target Corporation 			COM	87612E106	5,535	218	SH	   Sole		5,535
Tata Motors Ltd Adr 	      SPONSORED ADR	876568502	12,675	108	SH	   Sole		12,675
Teekay Lng Partners Lp 	      PRTNRSP UNITS	Y8564M105 	59,990	1170	SH	   Sole		59,990
Teppco Partners LP 	     UT LTD PARTNER	872384102	198,140	5916	SH 	   Sole		198,140
The Charles Schwab Corp 		COM	808513105	18,000	316	SH	   Sole		18,000
Trans1 Inc 				COM	89385X105 	556,504	3467	SH	   Sole		556,504
United Parcel Service B 	       CL B	911312106	80,191	4009	SH	   Sole		80,191
United States Nat Gas Fd 	       UNIT	912318102	13,000	180	SH	   Sole		13,000
Valmont Industries Inc 			COM	920253101	3,676	265	SH	   Sole		3,676
Van Kampen SR Incm Tr 			COM	920961109	30,000	96	SH	   Sole		30,000
Vanguard Intl Equities VIPERS 	EURPEAN ETF	922042874	25,864	1042	SH	   Sole		25,864
Vanguard Large-Cap Growth VIPE 	 GROWTH ETF	922908736	19,145	830	SH	   Sole		19,145
Vanguard Large-Cap Value VIPER 	  VALUE ETF	922908744	9,600	380	SH	   Sole		9,600
Vanguard Mid Cap Growth      MCAP GR IDXVIP	922908538	19,195	738	SH	   Sole		19,195
Vanguard Mid Cap Value 	     MCAP VL IDXVIP	922908512	16,877	575	SH	   Sole		16,877
Vanguard Small-Cap Grow VIP  SML CP GRW ETF	922908595	22,185	1065	SH	   Sole		22,185
Vanguard Small-Cap Value VIP  SM CP VAL ETF	922908611	20,056	865	SH	   Sole		20,056
Vanguard Utilities VIPERS     UTILITIES ETF	92204A876 	5,405	316	SH	   Sole		5,405
Verizon Communications 			COM	92343V104 	12,745	392	SH    	   Sole		12,745
Vodafone Group New Adr 	      SPONS ADR NEW	92857W209 	12,150	237	SH	   Sole		12,150
Vornado Realty Trust 		 SH BEN INT	929042109	5,647	254	SH	   Sole		5,647
Wal-Mart Stores Inc 			COM	931142103	15,215	737	SH	   Sole		15,215
Whitney Holding Corp 			COM	966612103	27,703	254	SH	   Sole		27,703
Williams Companies 			COM	969457100	20,000	312	SH	   Sole		20,000
Williams Pipeline Ptnrs      COM UNIT LP IN	96950K103 	78,740	1422	SH	   Sole		78,740